Loans from banks and other financial institutions (Narrative) (Details) € in Millions, $ in Millions	1 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2026 USD ($)	Dec. 31, 2025 USD ($)	Feb. 28, 2026 USD ($)	Nov. 30, 2025 USD ($)	Aug. 31, 2025 USD ($)	May 31, 2025 EUR (€)	May 31, 2025 USD ($)	Apr. 30, 2025 USD ($)	Mar. 31, 2025 USD ($)	Jan. 01, 2025 USD ($)	Dec. 31, 2024 USD ($)
Credit From Banking Corporations Financial Institutions And Other Credit Providers [Line Items]
Loans from banks and other financial institutions for project financing in use			$ 68
Credit from banks			$ 545
Gecama Financing Agreement [Member]
Credit From Banking Corporations Financial Institutions And Other Credit Providers [Line Items]
Bonds issued							€ 294	$ 345
Borrowings, interest rate basis	The interest on the loan is fixed at 5.097%, consisting of a 3M Euribor 2.497% + Margin 2.6%
ADSCR for default	1.1
ADSCR for distribution	1.25
Mezzanine Facility Agreement [Member]
Credit From Banking Corporations Financial Institutions And Other Credit Providers [Line Items]
Credit Facility						$ 350
Mezzanine Facility Agreement [Member] | Tranche A [Member]
Credit From Banking Corporations Financial Institutions And Other Credit Providers [Line Items]
Interest on loan			7.32%
Mezzanine Facility Agreement [Member] | Tranche B [Member]
Credit From Banking Corporations Financial Institutions And Other Credit Providers [Line Items]
Interest on loan			7.07%
Definitive Construction Facility Agreements [Member]
Credit From Banking Corporations Financial Institutions And Other Credit Providers [Line Items]
Total loan amount									$ 244		$ 550
Solar and Storage projects in Israel [Member]
Credit From Banking Corporations Financial Institutions And Other Credit Providers [Line Items]
Total loan amount			$ 249									$ 208
Maturity			2031
Borrowings, interest rate basis			6.37%-7.37%
Amortization period [Member] | Solar and Storage projects in Israel [Member]
Credit From Banking Corporations Financial Institutions And Other Credit Providers [Line Items]
Maturity			20-year
Mini-perm term [Member] | Solar and Storage projects in Israel [Member]
Credit From Banking Corporations Financial Institutions And Other Credit Providers [Line Items]
Maturity			6-year
Roadrunner Solar [Member] | Definitive Construction Facility Agreements [Member]
Credit From Banking Corporations Financial Institutions And Other Credit Providers [Line Items]
Total loan amount											223
Term loan financing											327
Tax equity financing		$ 390	$ 132
Additional tax equity financing		$ 36
Roadrunner Solar [Member] | Definitive Construction Facility Agreements [Member] | Construction Loan [Member]
Credit From Banking Corporations Financial Institutions And Other Credit Providers [Line Items]
Total loan amount				$ 290							127
Interest on loan			5.82%
Term loan financing											254
Roadrunner Solar [Member] | Definitive Construction Facility Agreements [Member] | Tax Credit Bridge Loan [Member]
Credit From Banking Corporations Financial Institutions And Other Credit Providers [Line Items]
Total loan amount											96
Interest on loan			6.57%
Term loan financing											$ 73
Roadrunner Battery Storage [Member] | Definitive Construction Facility Agreements [Member]
Credit From Banking Corporations Financial Institutions And Other Credit Providers [Line Items]
Tax equity financing			$ 84
Quail Ranch Solar [Member] | Definitive Construction Facility Agreements [Member]
Credit From Banking Corporations Financial Institutions And Other Credit Providers [Line Items]
Total loan amount									114
Tax equity financing			22
Quail Ranch Solar [Member] | Definitive Construction Facility Agreements [Member] | Construction Loan [Member]
Credit From Banking Corporations Financial Institutions And Other Credit Providers [Line Items]
Total loan amount									51
Quail Ranch Solar [Member] | Definitive Construction Facility Agreements [Member] | Tax Credit Bridge Loan [Member]
Credit From Banking Corporations Financial Institutions And Other Credit Providers [Line Items]
Total loan amount									45
Quail Ranch Solar [Member] | Definitive Construction Facility Agreements [Member] | Upsize Bridge Loan [Member]
Credit From Banking Corporations Financial Institutions And Other Credit Providers [Line Items]
Total loan amount									17
Quail Ranch Energy Storage [Member] | Definitive Construction Facility Agreements [Member]
Credit From Banking Corporations Financial Institutions And Other Credit Providers [Line Items]
Term loan financing									130
Tax equity financing			$ 18
Quail Ranch Energy Storage [Member] | Definitive Construction Facility Agreements [Member] | Construction Loan [Member]
Credit From Banking Corporations Financial Institutions And Other Credit Providers [Line Items]
Interest on loan			5.89%
Term loan financing									82
Quail Ranch Energy Storage [Member] | Definitive Construction Facility Agreements [Member] | Tax Credit Bridge Loan [Member]
Credit From Banking Corporations Financial Institutions And Other Credit Providers [Line Items]
Interest on loan			6.64%
Term loan financing									31
Quail Ranch Energy Storage [Member] | Definitive Construction Facility Agreements [Member] | Upsize Bridge Loan [Member]
Credit From Banking Corporations Financial Institutions And Other Credit Providers [Line Items]
Term loan financing									$ 17
Clenera Holdings Llc [Member] | Definitive Construction Facility Agreements [Member]
Credit From Banking Corporations Financial Institutions And Other Credit Providers [Line Items]
Total loan amount					$ 1,400					$ 773
Interest on loan					5.72%
Clenera Holdings Llc [Member] | Definitive Construction Facility Agreements [Member] | Construction Loan [Member]
Credit From Banking Corporations Financial Institutions And Other Credit Providers [Line Items]
Total loan amount					$ 1,000					497
Interest on loan			5.80%
Clenera Holdings Llc [Member] | Definitive Construction Facility Agreements [Member] | Tax Credit Bridge Loan [Member]
Credit From Banking Corporations Financial Institutions And Other Credit Providers [Line Items]
Total loan amount					$ 432					165
Clenera Holdings Llc [Member] | Definitive Construction Facility Agreements [Member] | Upsize Bridge Loan [Member]
Credit From Banking Corporations Financial Institutions And Other Credit Providers [Line Items]
Total loan amount										$ 111